Equity settled share-based transactions - Fair value of share options and assumptions (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment expenses	$ 532,752